FAIR VALUE ESTIMATION (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
Assets	$ 12,450,946	$ 9,148,617
Disclosure of fair value measurement of liabilities [line items]
Liabilities	8,653,921	6,087,548
Level 1
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0	0
Level 1 | Derivative financial instruments
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0	0
Level 1 | Limited partners' interests in single-family rental business
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0	0
Level 1 | Rental properties
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Level 1 | Canadian development properties
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Level 1 | Investments in U.S. residential developments
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Level 1 | Derivative financial instruments
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Level 2
Disclosure of fair value measurement of assets [line items]
Assets	10,358	363
Disclosure of fair value measurement of liabilities [line items]
Liabilities	51,158	230,305
Level 2 | Derivative financial instruments
Disclosure of fair value measurement of liabilities [line items]
Liabilities	51,158	230,305
Level 2 | Limited partners' interests in single-family rental business
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0	0
Level 2 | Rental properties
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Level 2 | Canadian development properties
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Level 2 | Investments in U.S. residential developments
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Level 2 | Derivative financial instruments
Disclosure of fair value measurement of assets [line items]
Assets	10,358	363
Level 3
Disclosure of fair value measurement of assets [line items]
Assets	11,712,342	8,254,799
Disclosure of fair value measurement of liabilities [line items]
Liabilities	1,696,872	947,452
Level 3 | Derivative financial instruments
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0	0
Level 3 | Limited partners' interests in single-family rental business
Disclosure of fair value measurement of liabilities [line items]
Liabilities	1,696,872	947,452
Level 3 | Rental properties
Disclosure of fair value measurement of assets [line items]
Assets	11,445,659	7,978,396
Level 3 | Canadian development properties
Disclosure of fair value measurement of assets [line items]
Assets	136,413	133,250
Level 3 | Investments in U.S. residential developments
Disclosure of fair value measurement of assets [line items]
Assets	130,270	143,153
Level 3 | Derivative financial instruments
Disclosure of fair value measurement of assets [line items]
Assets	$ 0	$ 0